Series A Preferred Stock (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Series A Preferred Stock	Series A Preferred Stock
The Certificate of Designation of Preferences, Rights, and Limitations of the Series A Non-Voting Convertible Preferred Stock, or the Certificate of Designation, was filed on November 13, 2023, which provided for the designation of shares of the Series A Preferred Stock and authorized the issuance of 548,375 shares of Series A Preferred Stock.
Additionally on November 13, 2023, the Company entered into the Securities Purchase Agreement with (i) Dr. Timothy A. Springer, a member of the Company’s Board of Directors; (ii) TAS Partners LLC, an affiliate of Dr. Springer, and (iii) Seven One Eight Three Four Irrevocable Trust, a trust associated with Dr. Murat Kalayoglu, a co-founder and the former chief executive officer of Old Cartesian, who joined the Company’s
Board of Directors effective immediately after the effective time of the Merger, or the Investors. Pursuant to the Securities Purchase Agreement, the Company agreed to issue and sell an aggregate of 149,330.115 shares of Series A Preferred Stock for an aggregate purchase price of $60.25 million in the November 2023 Private Placement.
In the November 2023 Private Placement, Dr. Timothy A. Springer agreed to settle his purchases in three tranches of shares of Series A Preferred Stock, the first for a purchase price of $10.0 million and each thereafter for a purchase price of approximately $20.0 million, with the three tranches settling 30, 60, and 90 days, respectively, following the Closing Date. TAS Partners LLC agreed to settle its purchase for approximately $10.0 million within 30 days following the Closing Date. The first, second and third tranches were settled on December 13, 2023, January 12, 2024 and February 11, 2024, respectively, under which (i) 24,785.081 shares of Series A Preferred Stock were issued to each of TAS Partners LLC and Dr. Timothy A. Springer in the first tranche, (ii) 49,570.163 shares of Series A Preferred Stock were issued to Dr. Timothy A. Springer in the second tranche, and (iii) 49,570.163 shares of Series A Preferred Stock were issued to Dr. Timothy A. Springer in the third tranche. On November 15, 2023, the Company issued 619.627 shares of Series A Preferred Stock to Seven One Eight Three Four Irrevocable Trust for $0.25 million.
The Company determined the obligation to issue 148,710.488 shares of Series A Preferred Stock to Dr. Springer and TAS Partners LLC represented a forward contract and was accounted for as a liability with changes in fair value recorded in earnings. A portion of the liability was settled with the initial issuance of 49,570.162 shares of Series A Preferred Stock on December 13, 2023. The remaining portion of the forward contract liability was settled upon the issuance of 49,570.163 shares of Series A Preferred Stock each on January 12, 2024 and February 11, 2024, respectively (see Note 5).
On December 5, 2023, the Company issued 384,930.724 shares of Series A Preferred Stock as part of its consideration transferred in connection with the Merger which settled the related forward contract liability (see Note 5).
On March 26, 2024, the Company, with the consent of the requisite holders of Series A Preferred Stock, amended the Certificate of Designation such that the automatic conversion of the Series A Preferred Stock into common stock, or the Automatic Conversion, would occur eight business days following stockholder approval of the Conversion Proposal. Upon such date, each share of Series A Preferred Stock automatically converted into 33.333 shares of common stock, subject to certain limitations, including that a holder of Series A Preferred Stock is prohibited from converting shares of Series A Preferred Stock into shares of common stock if, as a result of such conversion, such holder, together with its affiliates, would beneficially own more than a specified percentage (to be established by the holder between 0% and 19.9%) of the total number of shares of common stock issued and outstanding immediately after giving effect to such conversion; provided, however, that such beneficial ownership limitation does not apply to Dr. Springer, TAS Partners LLC, or any of their respective affiliates. Each share of Series A Preferred Stock outstanding that was not automatically converted into common stock as a result of the beneficial ownership limitation is convertible at any time at the option of the holder, only to the extent the beneficial ownership limitation does not apply to the shares of Series A Preferred Stock to be converted.
On March 27, 2024, the Company’s stockholders approved the Conversion Proposal, among other matters, at the Special Meeting. As a result of the approval of the Conversion Proposal, all conditions that could have required cash redemption of the Series A Preferred Stock were satisfied. Since the Series A Preferred Stock is no longer redeemable, the associated balances of the Series A Preferred Stock were reclassified from mezzanine equity to permanent equity during the first quarter of 2024.
On April 8, 2024, pursuant to the terms of the Certificate of Designation, as amended, 367,919.247 shares of Series A Preferred Stock automatically converted into 12,263,951 shares of common stock, including the non-cash reclassification of an amount equal to the increase in par value of common stock from additional paid-in capital; 166,341.592 shares of Series A Preferred Stock did not automatically convert due to beneficial ownership limitations.
As of June 30, 2024, the Company had 166,341.592 shares of Series A Preferred Stock issued and outstanding, which are convertible into 5,544,719 shares of common stock.
Series A Preferred Stock
The Certificate of Designation was filed on November 13, 2023, which provided for the designation of shares of the Series A Preferred Stock and authorized the issuance of 548,375 shares of Series A Preferred Stock.
Additionally on November 13, 2023, the Company entered into the Securities Purchase Agreement with (i) Dr. Timothy A. Springer, a member of the Company’s Board of Directors; (ii) TAS Partners LLC, an affiliate of Dr. Springer, and (iii) Seven One Eight Three Four Irrevocable Trust, a trust associated with Dr. Murat
Kalayoglu, a co-founder and the former chief executive officer of Old Cartesian, who joined the Company’s Board of Directors effective immediately after the effective time of the Merger, or the Investors. Pursuant to the Securities Purchase Agreement, the Company agreed to issue and sell an aggregate of 149,330.115 shares of Series A Preferred Stock for an aggregate purchase price of $60.25 million in the November 2023 Private Placement.
In the November 2023 Private Placement Dr. Timothy A. Springer agreed to settle his purchases in three tranches of shares of Series A Preferred Stock, the first for a purchase price of $10.0 million and each thereafter for a purchase price of approximately $20.0 million, with the three tranches settling 30, 60, and 90 days, respectively, following the Closing Date. TAS Partners LLC agreed to settle its purchase for approximately $10.0 million within 30 days following the Closing Date. The first, second and third tranches were settled on December 13, 2023, January 12, 2024 and February 11, 2024, respectively, under which (i) 24,785.081 shares of Series A Preferred Stock were issued to each of TAS Partners LLC and Dr. Timothy A. Springer in the first tranche, (ii) 49,570.163 shares of Series A Preferred Stock were issued to Dr. Timothy A. Springer in the second tranche, and (iii) 49,570.163 shares of Series A Preferred Stock were issued to Dr. Timothy A. Springer in the third tranche. On November 15, 2023, the Company issued 619.627 shares of Series A Preferred Stock to Seven One Eight Three Four Irrevocable Trust for $0.25 million.
The Company determined the obligation to issue 148,710.488 shares of Series A Preferred Stock to Dr. Springer and TAS Partners LLC represented a forward contract and was accounted for as a liability with changes in fair value recorded in earnings. A portion of the liability was settled with the initial issuance of 49,570.162 shares of Series A Preferred Stock on December 13, 2023 (see Note 6).
On December 5, 2023, the Company issued 384,930.724 shares of Series A Preferred Stock as part of its consideration transferred in connection with the Merger which settled the related forward contract liability (see Note 6).
As of December 31, 2023, the Company had 435,120.513 shares of Series A Preferred Stock issued and outstanding.
In accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity the Series A Preferred Stock is classified outside of stockholders’ equity because the shares of Series A Preferred Stock contain redemption features that are not solely within the control of the Company. The Series A Preferred Stock is not currently redeemable, nor is it probable that the instrument will become redeemable, as it is only redeemable upon the occurrence of a contingent event. Accordingly, no accretion has been recognized for the Series A Preferred Stock and it will not be accreted until it is probable that the shares of Series A Preferred Stock will become redeemable.
The Series A Preferred Stock had the following rights and preferences as of December 31, 2023:
Conversion
Prior to the stockholder approval of the Conversion Proposal, the Series A Preferred Shares are not convertible. Following the stockholder approval of the Conversion Proposal, each share of Series A Preferred Stock will automatically convert into 1,000 shares of common stock, subject to certain limitations, including that a holder of Series A Preferred Stock is prohibited from converting shares of Series A Preferred Stock into shares of common stock if, as a result of such conversion, such holder, together with its affiliates, would beneficially own more than a specified percentage (to be established by the holder between 0% and 19.9%) of the total number of shares of common stock issued and outstanding immediately after giving effect to such conversion; provided, however, that such beneficial ownership limitation does not apply to Dr. Springer, TAS Partners LLC, or any of their respective affiliates.
Each share of Series A Preferred Stock outstanding that is not otherwise automatically converted into common stock as a result of the beneficial ownership limitation shall be convertible at any time at the option of the holder following stockholder approval of the Conversion Proposal, only to the extent the beneficial ownership limitation does not apply to the shares of Series A Preferred Stock to be converted.
Redemption
Each share of Series A Preferred Stock will be redeemable at the option of the holder at any time following the date that is 18 months after the initial issuance date of the Series A Preferred Stock, other than any shares of
Series A Preferred Stock that would not be convertible into shares of common stock as a result of the beneficial ownership limitation referred to above. The amount payable upon redemption will be equal to the average closing sale price of the common stock listed over the ten consecutive trading days ending on, and including, the day immediately prior to the redemption date multiplied by the number of shares of common stock the Series A Preferred Stock would be convertible into.
Dividends
Holders of Series A Preferred Stock are entitled to receive dividends on shares of Series A Preferred Stock on an as-converted basis equal to the dividends paid on shares of the common stock; provided, however, that holders of Series A Preferred Stock (or any shares of common stock into which the Series A Preferred Stock are convertible) are not entitled to any CVRs or any amounts paid under the CVR Agreement.
Voting
Except as otherwise required by law, the Series A Preferred Stock does not have voting rights. However, as long as any shares of Series A Preferred Stock are outstanding, the Company will not, without the affirmative vote of the holders of a majority of the then-outstanding shares of the Series A Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series A Preferred Stock, (b) alter or amend the Certificate of Designation, (c) amend the Charter or other organizational documents in any manner that adversely affects any rights of the holders of Series A Preferred Stock, (d) issue further shares of Series A Preferred Stock (other than in connection with the exercise of the stock options to purchase Series A Preferred Stock) or increase or decrease (other than by conversion) the number of authorized shares of Series A Preferred Stock, (e) prior to the stockholder approval of the Conversion Proposal or at any time while at least 30% of the originally issued Series A Preferred Stock remains issued and outstanding, consummate either (A) a Fundamental Transaction (as defined in the Certificate of Designation) or (B) any merger or consolidation of the Company or other business combination in which the stockholders of the Company immediately before such transaction do not hold at least a majority of the capital stock of the Company immediately after such transaction, (f) amend or fail to comply with, in any manner that would be reasonably likely to prevent, impede or materially delay the conversion (or the stockholder approval thereof), or terminate, any of the stockholder support agreements entered into in connection with the Merger, or the Support Agreements, or agree to any transfer, sale or disposition of such shares subject to the Support Agreements (except for such transfers, sales or dispositions with respect to which the approval of the Company is not required pursuant to the applicable Support Agreement) or (g) enter into any agreement with respect to any of the foregoing.
Liquidation
The holders of Series A Preferred Stock shall rank on parity with the common stockholders as to distributions of assets upon liquidation, dissolution or winding up of the Company, whether voluntarily or involuntarily.
Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary each holder of Series A Preferred Stock shall be entitled to receive out the assets of the Company equal to of the same amount that a holder of common stock would receive if the Series A Preferred Stock were fully converted, which shall be paid pari passu with holders of common stock, plus an amount equal to any dividends declared but unpaid. If the assets available for distribution are not sufficient to pay the holders of the Series A Preferred Stock pursuant to the preceding sentence, the assets will be distributed ratably to the holders of the Series A Preferred Stock and common stock.
Reserved Shares
As of December 31, 2023, the Company has authorized shares of Series A Preferred Stock for future issuance as follows:

As of December 31, 2023
Shares reserved for issuance in November 2023 Private Placement	99,140.326
Outstanding Series A Preferred Stock options	14,112.299
Total	113,252.625